Goodwill and Intangible Assets (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2022
Goodwill And Intangible Assets Disclosure [Abstract]
Summary of Aggregate Amount of Goodwill is Allocated to Each Reporting Unit

The aggregate amount of goodwill is allocated to each reporting unit as follows:

	December 31,	March 31,
	2022	2022

Biodroga	$2,424,414	$2,625,851
Sprout	11,971,966	19,542,437
	$14,396,380	$22,168,288

	March 31,	March 31,
	2022	2021
Biodroga	$2,617,698	$2,613,935
Sprout	19,550,590	22,839,437
	$22,168,288	$25,453,372